AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 94.2%
Communication Services - 3.1%
IAC, Inc.*	27,950	$1,504,269
Integral Ad Science Holding Corp.*	190,010	2,054,008
MediaAlpha, Inc., Class A*	67,417	1,220,922

Total Communication Services		4,779,199
Consumer Discretionary - 5.4%
Boot Barn Holdings, Inc.*	8,715	1,457,845
Bright Horizons Family Solutions, Inc.*	6,952	974,184
Global-e Online, Ltd. (Israel)*	50,000	1,922,000
Valvoline, Inc.*	1,891	79,138
Warby Parker, Inc., Class A*	136,800	2,233,944
Wyndham Hotels & Resorts, Inc.	20,600	1,609,684

Total Consumer Discretionary		8,276,795
Consumer Staples - 3.4%
BJ's Wholesale Club Holdings, Inc.*	39,941	3,294,334
Freshpet, Inc.*,1	14,500	1,983,165

Total Consumer Staples		5,277,499
Energy - 3.1%
Cactus, Inc., Class A1	25,700	1,533,519
Magnolia Oil & Gas Corp., Class A1	46,780	1,142,367
Matador Resources Co.	42,500	2,100,350

Total Energy		4,776,236
Financials - 9.3%
AvidXchange Holdings, Inc.*	156,495	1,269,174
Hamilton Lane, Inc., Class A	18,440	3,105,111
I3 Verticals, Inc., Class A*	38,970	830,451
MVB Financial Corp.	59,135	1,144,854
PJT Partners, Inc., Class A1	9,500	1,266,730
Safety Insurance Group, Inc.	35,050	2,866,389
Victory Capital Holdings, Inc., Class A	55,000	3,047,000
WEX, Inc.*	3,820	801,169

Total Financials		14,330,878
Health Care - 16.3%
Addus HomeCare Corp.*	19,000	2,527,570
Ascendis Pharma A/S, ADR (Denmark)*	10,620	1,585,672
Certara, Inc.*	73,880	865,135
CG oncology, Inc.*,1	31,500	1,188,495
Day One Biopharmaceuticals, Inc.*,1	133,810	1,863,973
HealthEquity, Inc.*	16,500	1,350,525
Insmed, Inc.*	35,600	2,598,800
Intra-Cellular Therapies, Inc.*	32,970	2,412,415
Krystal Biotech, Inc.*,1	8,500	1,547,255
	Shares	Value

Merus, N.V. (Netherlands)*	20,200	$1,009,192
Newamsterdam Pharma Co., N.V. (Netherlands)*	20,870	346,442
Phreesia, Inc.*	63,500	1,447,165
Vaxcyte, Inc.*	20,065	2,292,828
Vericel Corp.*	44,170	1,866,182
Xenon Pharmaceuticals, Inc. (Canada)*	57,300	2,255,901

Total Health Care		25,157,550
Industrials - 26.1%
ACV Auctions, Inc., Class A*	129,000	2,622,570
Applied Industrial Technologies, Inc.	5,400	1,204,902
The AZEK Co., Inc.*	51,500	2,410,200
Casella Waste Systems, Inc., Class A*	37,800	3,760,722
Comfort Systems USA, Inc.	6,900	2,693,415
Construction Partners, Inc., Class A*	19,400	1,354,120
Embraer, S.A., Sponsored ADR (Brazil)*	45,910	1,623,837
Esab Corp.	27,200	2,891,632
Exponent, Inc.	19,820	2,284,850
ICF International, Inc.	11,970	1,996,476
ITT, Inc.	11,000	1,644,610
Loar Holdings, Inc.*,1	27,334	2,038,843
MYR Group, Inc.*	16,506	1,687,408
Paycor HCM, Inc.*	48,105	682,610
RBC Bearings, Inc.*	7,180	2,149,549
Regal Rexnord Corp.	19,039	3,158,189
Tetra Tech, Inc.	48,850	2,303,766
WillScot Holdings Corp.*	61,910	2,327,816
WNS Holdings, Ltd. (India)*	29,000	1,528,590

Total Industrials		40,364,105
Information Technology - 25.1%
Astera Labs, Inc.*,1	20,100	1,053,039
Clearwater Analytics Holdings, Inc., Class A*	114,000	2,878,500
Credo Technology Group Holding, Ltd.*	64,504	1,986,723
CyberArk Software, Ltd. (Israel)*	14,500	4,228,345
FormFactor, Inc.*	45,880	2,110,480
Impinj, Inc.*	5,350	1,158,382
Intapp, Inc.*	40,999	1,960,982
JFrog, Ltd. (Israel)*	97,000	2,816,880
Kulicke & Soffa Industries, Inc. (Singapore)	37,230	1,680,190
Lattice Semiconductor Corp.*	2,800	148,596
MACOM Technology Solutions Holdings, Inc.*	15,050	1,674,463
Onestream, Inc.*,1	47,436	1,608,081
Onto Innovation, Inc.*	6,490	1,347,064
PAR Technology Corp.*,1	20,029	1,043,110

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 25.1% (continued)
Q2 Holdings, Inc.*	25,000	$1,994,250
Smartsheet, Inc., Class A*	60,000	3,321,600
Synaptics, Inc.*	23,070	1,789,771
Vertex, Inc., Class A*	86,000	3,311,860
Workiva, Inc.*	34,000	2,690,080

Total Information Technology		38,802,396
Materials - 1.0%
Avient Corp.	32,050	1,612,756
Real Estate - 1.4%
National Storage Affiliates Trust, REIT	46,500	2,241,300

Total Common Stocks (Cost $113,292,606)		145,618,714
Exchange Traded Funds - 1.2%
iShares Russell 2000 Growth ETF (Cost $1,845,546)	6,500	1,846,000

	Principal Amount
Short-Term Investments - 8.1%
Joint Repurchase Agreements - 3.3%[2]
Bethesda Securities LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $1,286,569 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.026%, 10/01/27 - 01/01/57, totaling $1,312,118)	$1,286,390	1,286,390
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $1,286,569 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $1,312,118)	1,286,390	1,286,390
	Principal Amount	Value

Clear Street, LLC, dated 09/30/24, due 10/01/24, 5.020% total to be received $1,130,760 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.375% - 6.500%, 07/31/25 - 08/01/54, totaling $1,147,727)	$1,130,602	$1,130,602
Marex Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $1,286,569 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.750% - 5.500%, 07/15/28 - 09/01/54, totaling $1,312,118)	1,286,390	1,286,390
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $208,330 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $212,468)	208,302	208,302

Total Joint Repurchase Agreements		5,198,074

	Shares
Other Investment Companies - 4.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%[3]	2,960,632	2,960,632
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[3]	4,440,948	4,440,948

Total Other Investment Companies		7,401,580

Total Short-Term Investments (Cost $12,599,654)		12,599,654
Total Investments - 103.5% (Cost $127,737,806)		160,064,368
Other Assets, less Liabilities - (3.5)%		(5,427,131)
Net Assets - 100.0%		$154,637,237

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,214,529 or 9.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$145,618,714	—	—	$145,618,714
Exchange Traded Funds	1,846,000	—	—	1,846,000
Short-Term Investments
Joint Repurchase Agreements	—	$5,198,074	—	5,198,074
Other Investment Companies	7,401,580	—	—	7,401,580
Total Investments in Securities	$154,866,294	$5,198,074	—	$160,064,368

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,214,529	$5,198,074	$9,357,364	$14,555,438
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.625%	11/14/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.